Basis of presentation	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
1.	Basis of presentation:
Correvio Pharma Corp. (the “Company” or “Correvio”) was incorporated on March 7, 2018 under the laws of the Canada Business Corporations Act as part of a court approved Plan of Arrangement (the “Arrangement”) to reorganize Cardiome Pharma Corp. (“Cardiome”). The Company’s head office is located at 1441 Creekside Drive, Vancouver, BC, V4S 4J7.
Pursuant to the Arrangement effective May 15, 2018, substantially all of the assets and liabilities of Cardiome excluding its Canadian business portfolio were transferred to Correvio and the shareholders of Cardiome received common shares, on a one-for-one
basis, of Correvio. Immediately following the reorganization of Cardiome, Cipher Pharmaceuticals Inc. (“Cipher”) acquired the Canadian business portfolio of Cardiome (“Canadian Operations”) on May 15, 2018 by way of the acquisition of all of the issued and outstanding commons shares of Cardiome for an aggregate cash consideration in Canadian dollars (C$) of C$25,500. The Canadian income tax losses and other Canadian tax pools of Cardiome remained with Cardiome and were sold to Cipher. Cardiome’s management team and employees became employees of the Company and assumed the same positions they occupied in Cardiome. As a result of the Arrangement, the Company holds all of Cardiome’s pre-transaction
assets and assumed liabilities, excluding the Canadian Operations acquired by Cipher effective May 15, 2018. In the second quarter of 2018, the Company recorded a gain of $18,489, from its disposition of the Canadian Operations and the related tax balances.
The consolidated financial statements for all periods presented herein include the consolidated operations of Cardiome until May 15, 2018 and the operations of the Company thereafter. As a non-recurring
related party transaction between companies under common control at the time of the Arrangement, the assets and liabilities were transferred at their carrying values using the continuity-of-interests
method of accounting. For accounting purposes, the Company is considered to have continued Cardiome’s pharmaceutical business that was transferred; accordingly, these consolidated financial statements include the consolidated historical operations and changes in the consolidated financial position of Cardiome to May 15, 2018 and those of the Company thereafter. Reference in these consolidated financial statements to “the Company” refers to “Cardiome” prior to May 15, 2018.
Correvio (including its former parent Cardiome until May 15, 2018) is a specialty pharmaceutical company dedicated to offering patients and healthcare providers innovative therapeutic options that effectively and conveniently manage acute medical conditions to improve health and quality of life. Correvio strives to find innovative, differentiated medicines that provide therapeutic and economic value to patients, physicians and healthcare systems. Correvio currently has two marketed, in-hospital
cardiology products, Brinavess
®
(vernakalant IV), for the rapid conversion of recent onset atrial fibrillation to sinus rhythm in adults, and Aggrastat
®
(tirofiban HCl), a reversible GP IIb/IIIa inhibitor indicated for use in patients with acute coronary syndrome, which are commercially available in markets outside of the United States. Correvio has licensed a European-approved antibiotic, Xydalba
™
(dalbavancin), a second generation, semi-synthetic lipoglycopeptide for the treatment of acute bacterial skin and skin structure infections in adults. Correvio has also licensed Zevtera
®
/Mabelio
®
(ceftobiprole medocaril sodium), a cephalosporin antibiotic for the treatment of community-acquired and hospital-acquired pneumonia. In addition, Correvio has also licensed commercialization rights to a pre-registration
drug/device combination product, Trevyent
®
, for the treatment of pulmonary arterial hypertension in certain regions outside the United States.
As of December 31, 2019, the Company had $13,299 in cash and cash equivalents, compared to $15,596 at December 31, 2018. The Company has a history of incurring operating losses and negative cash flows from operations. Based on current projections, the Company may not have sufficient capital to fund its current planned operations during the twelve-month period subsequent to the issuance of these consolidated financial statements. On March 16, 2020, the Company announced that it had entered into an arrangement agreement dated March 15, 2020 in which ADVANZ PHARMA Corp. Limited (“ADVANZ PHARMA”) will acquire all the issued and outstanding shares of the Company, pursuant to a plan of arrangement under the Canada Business Corporations Act (note 21). The total purchase price of approximately $75,900 includes the repayment of certain of the Company’s indebtedness. The Boards of Directors of both companies have unanimously approved the transaction, which remains subject to approval by the Company’s shareholders. The Company is dependent on this transaction to meet its current planned operations during the twelve-month period subsequent to the issuance of these consolidated financial statements. There can be no assurance that the Company will be able to obtain shareholder approval to complete the transaction or raise such additional financing, as may be necessary otherwise. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the consolidated financial statements issuance date. The accompanying financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.